UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Growth Fund Inc.
Class A [TEPLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$9,432,317,166
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	30.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth Fund Inc.	PAGE 1	101-STSR-0426

Templeton Growth Fund Inc.
Class C [FTGQX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$92	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$9,432,317,166
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	30.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth Fund Inc.	PAGE 1	2201-STSR-0426

Templeton Growth Fund Inc.
Class R [TEGRX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$9,432,317,166
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	30.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth Fund Inc.	PAGE 1	801-STSR-0426

Templeton Growth Fund Inc.
Class R6 [FTGFX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$38	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$9,432,317,166
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	30.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth Fund Inc.	PAGE 1	300-STSR-0426

Templeton Growth Fund Inc.
Advisor Class [TGADX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$40	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$9,432,317,166
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	30.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth Fund Inc.	PAGE 1	601-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Growth Fund, Inc.
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.41 $28.09 $24.19 $20.47 $25.34 $21.17
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.22 0.24 0.22 0.14 0.37
c
Net realized and unrealized gains (losses) 2.80 2.88 3.95 3.69 (4.59) 4.03
Total from investment operations ........ 2.85 3.10 4.19 3.91 (4.45) 4.40
Less distributions from:
Net investment income .............. (0.19) (0.29) (0.29) (0.19) (0.42) (0.23)
Net realized gains ................. (3.88) (0.49) — — — —
Total distributions ................... (4.07) (0.78) (0.29) (0.19) (0.42) (0.23)
Net asset value, end of period .......... $29.19 $30.41 $28.09 $24.19 $20.47 $25.34
Total return
d
....................... 9.97% 11.38% 17.50% 19.23% (17.76)% 20.80%
Ratios to average net assets
e
Expenses ......................... 1.02%
f
1.03% 1.03% 1.03%
f
1.05%
f
1.04%
f
Net investment income ............... 0.34% 0.79% 0.94% 0.96% 0.61% 1.53%
c
Supplemental data
Net assets , end of period (000’s) ........ $8,800,031 $8,443,919 $8,279,320 $7,654,074 $6,913,896 $9,010,906
Portfolio turnover rate ................ 30.51% 75.81% 43.43% 33.07% 42.82% 44.14%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.38 $27.29 $23.61 $20.09 $24.82 $20.71
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) 0.01 0.02 0.05 (0.03) 0.19
c
Net realized and unrealized gains (losses) 2.70 2.79 3.86 3.61 (4.52) 3.95
Total from investment operations ........ 2.64 2.80 3.88 3.66 (4.55) 4.14
Less distributions from:
Net investment income .............. — (0.22) (0.20) (0.14) (0.18) (0.03)
Net realized gains ................. (3.88) (0.49) — — — —
Total distributions ................... (3.88) (0.71) (0.20) (0.14) (0.18) (0.03)
Net asset value, end of period .......... $28.14 $29.38 $27.29 $23.61 $20.09 $24.82
Total return
d
....................... 9.57% 10.57% 16.56% 18.31% (18.38)% 19.93%
Ratios to average net assets
e
Expenses ......................... 1.77%
f
1.78% 1.77% 1.78%
f
1.80%
f
1.79%
f
Net investment income (loss) .......... (0.42)% 0.03% 0.07% 0.21% (0.13)% 0.80%
c
Supplemental data
Net assets , end of period (000’s) ........ $21,127 $22,852 $28,293 $92,670 $84,172 $111,870
Portfolio turnover rate ................ 30.51% 75.81% 43.43% 33.07% 42.82% 44.14%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.31)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.89 $27.66 $23.86 $20.24 $25.05 $20.93
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.15 0.18 0.16 0.08 0.30
c
Net realized and unrealized gains (losses) 2.74 2.84 3.89 3.64 (4.54) 3.99
Total from investment operations ........ 2.75 2.99 4.07 3.80 (4.46) 4.29
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.27) (0.18) (0.35) (0.17)
Net realized gains ................. (3.88) (0.49) — — — —
Total distributions ................... (4.00) (0.76) (0.27) (0.18) (0.35) (0.17)
Net asset value, end of period .......... $28.64 $29.89 $27.66 $23.86 $20.24 $25.05
Total return
d
....................... 9.79% 11.13% 17.23% 18.86% (17.95)% 20.49%
Ratios to average net assets
e
Expenses ......................... 1.27%
f
1.28% 1.28% 1.28%
f
1.30%
f
1.29%
f
Net investment income ............... 0.08% 0.55% 0.69% 0.71% 0.36% 1.29%
c
Supplemental data
Net assets , end of period (000’s) ........ $55,343 $53,907 $53,873 $50,808 $45,502 $60,867
Portfolio turnover rate ................ 30.51% 75.81% 43.43% 33.07% 42.82% 44.14%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.65 $28.24 $24.27 $20.50 $25.39 $21.20
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.31 0.32 0.29 0.21 0.59
c
Net realized and unrealized gains (losses) 2.81 2.91 3.96 3.70 (4.61) 3.90
Total from investment operations ........ 2.90 3.22 4.28 3.99 (4.40) 4.49
Less distributions from:
Net investment income .............. (0.27) (0.32) (0.31) (0.22) (0.49) (0.30)
Net realized gains ................. (3.88) (0.49) — — — —
Total distributions ................... (4.15) (0.81) (0.31) (0.22) (0.49) (0.30)
Net asset value, end of period .......... $29.40 $30.65 $28.24 $24.27 $20.50 $25.39
Total return
d
....................... 10.08% 11.75% 17.84% 19.56% (17.50)% 21.15%
Ratios to average net assets
e
Expenses ......................... 0.73%
f
0.73% 0.74% 0.73%
f
0.75%
f
0.74%
f
Net investment income ............... 0.62% 1.09% 1.25% 1.27% 0.92% 2.56%
c
Supplemental data
Net assets , end of period (000’s) ........ $321,854 $306,610 $297,769 $294,490 $277,985 $349,281
Portfolio turnover rate ................ 30.51% 75.81% 43.43% 33.07% 42.82% 44.14%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.67 $28.28 $24.31 $20.54 $25.42 $21.24
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.29 0.31 0.27 0.20 0.42
c
Net realized and unrealized gains (losses) 2.82 2.90 3.97 3.71 (4.60) 4.05
Total from investment operations ........ 2.91 3.19 4.28 3.98 (4.40) 4.47
Less distributions from:
Net investment income .............. (0.26) (0.31) (0.31) (0.21) (0.48) (0.29)
Net realized gains ................. (3.88) (0.49) — — — —
Total distributions ................... (4.14) (0.80) (0.31) (0.21) (0.48) (0.29)
Net asset value, end of period .......... $29.44 $30.67 $28.28 $24.31 $20.54 $25.42
Total return
d
....................... 10.10% 11.65% 17.80% 19.51% (17.53)% 21.06%
Ratios to average net assets
e
Expenses ......................... 0.77%
f
0.78% 0.78% 0.78%
f
0.79%
f
0.80%
f
Net investment income ............... 0.59% 1.04% 1.20% 1.21% 0.85% 1.76%
c
Supplemental data
Net assets , end of period (000’s) ........ $233,963 $217,327 $195,896 $169,293 $159,910 $429,251
Portfolio turnover rate ................ 30.51% 75.81% 43.43% 33.07% 42.82% 44.14%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.66%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.2%
Canada 1.3%
Royal Bank of Canada ............ Banks 722,003 $ 120,719,346
China 2.4%
BYD Co. Ltd. , H ................. Automobiles 11,167,000 134,619,370
a
Tencent Holdings Ltd. ............. Interactive Media & Services 1,454,600 95,703,709
230,323,079
France 7.0%
Airbus SE ...................... Aerospace & Defense 642,490 139,518,589
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 238,332 152,299,081
Safran SA ...................... Aerospace & Defense 499,786 201,283,193
Vinci SA ....................... Construction & Engineering 1,035,401 171,862,220
664,963,083
Germany 4.1%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,748,444 94,232,085
Siemens AG .................... Industrial Conglomerates 367,122 106,151,074
Siemens Energy AG .............. Electrical Equipment 984,434 190,662,986
391,046,145
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 9,931,200 109,556,370
Sun Hung Kai Properties Ltd. ....... Real Estate Management & Development 3,024,603 56,229,336
165,785,706
India 1.9%
HDFC Bank Ltd. ................. Banks 17,959,049 175,549,734
Japan 7.0%
Ebara Corp. .................... Machinery 3,816,195 134,037,762
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 348,000 146,665,197
Mitsubishi Electric Corp. ........... Electrical Equipment 3,255,400 123,910,366
Mizuho Financial Group, Inc. ........ Banks 2,409,812 107,511,380
b,c
SBI Shinsei Bank Ltd. ............. Banks 4,491,378 54,012,153
Sumitomo Mitsui Financial Group, Inc. . Banks 2,592,367 97,824,489
663,961,347
Netherlands 4.9%
Akzo Nobel NV .................. Chemicals 1,446,809 101,636,693
ASM International NV ............. Semiconductors & Semiconductor Equipment 178,022 150,141,542
ING Groep NV .................. Banks 7,146,755 206,204,852
457,983,087
South Korea 2.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,631,872 244,244,459
Taiwan 3.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 959,256 359,318,112
United Kingdom 9.6%
AstraZeneca plc ................. Pharmaceuticals 980,776 206,387,269
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,108,275 235,714,048
SSE plc ....................... Electric Utilities 6,038,301 218,256,743
Unilever plc ..................... Personal Care Products 3,321,613 243,995,020
904,353,080

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 47.8%
Alcon AG ...................... Health Care Equipment & Supplies 1,139,949 $ 98,820,292
Alphabet, Inc. , A ................. Interactive Media & Services 988,531 308,184,425
b
Amazon.com, Inc. ................ Broadline Retail 1,401,531 294,321,510
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 842,859 222,666,491
BP plc ......................... Oil, Gas & Consumable Fuels 29,541,913 191,473,227
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 569,544 181,997,785
b
Builders FirstSource, Inc. .......... Building Products 675,704 70,469,170
Charles Schwab Corp. (The) ........ Capital Markets 996,908 94,905,642
CNH Industrial NV ................ Machinery 7,182,659 88,346,706
CRH plc ....................... Construction Materials 953,367 114,384,973
Crown Holdings, Inc. .............. Containers & Packaging 996,144 114,158,102
Eli Lilly & Co. ................... Pharmaceuticals 213,392 224,486,250
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 592,454 154,488,305
HCA Healthcare, Inc. .............. Health Care Providers & Services 201,982 106,989,865
Honeywell International, Inc. ........ Industrial Conglomerates 663,395 161,596,388
Linde plc ....................... Chemicals 189,782 96,424,439
Medtronic plc ................... Health Care Equipment & Supplies 929,623 90,786,982
Meta Platforms, Inc. , A ............ Interactive Media & Services 287,639 186,441,847
Microsoft Corp. .................. Software 681,071 267,483,825
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 2,554,943 158,866,356
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 2,203,160 390,377,920
PNC Financial Services Group, Inc.
(The) ........................ Banks 479,327 101,785,088
Schneider Electric SE ............. Electrical Equipment 575,057 187,934,282
Smurfit Westrock plc .............. Containers & Packaging 2,264,500 106,454,145
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 412,077 214,737,445
Visa, Inc. , A ..................... Financial Services 287,125 91,920,197
Wells Fargo & Co. ................ Banks 1,088,350 88,646,107
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,015,933 100,008,445
4,509,156,209
Total Common Stocks (Cost $ 6,511,150,445 ) ....................................
8,887,403,387
a a a a a
Escrows and Litigation Trusts 0.0%
b,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,511,150,445 ) .............................
8,887,403,387
Short Term Investments 5.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.5%
Australia 2.1%
Australia & New Zealand Banking Group
Ltd. , 3.65% , 3/02/26 ............. 200,000,000 200,000,000
Canada 2.6%
National Bank of Canada , 3.58% ,
3/02/26 ...................... 200,000,000 200,000,000
Royal Bank of Canada , 3.58% , 3/02/26 46,200,000 46,200,000
246,200,000

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
France 0.8%
Credit Agricole Corporate and
Investment Bank SA , 3.57% , 3/02/26 68,000,000 $ 68,000,000
Total Time Deposits (Cost $ 514,200,000 ) .......................................
514,200,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 30,798,255 30,798,255
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 30,798,255 ) ................................................................
30,798,255
a a a a a
Total Short Term Investments (Cost $ 544,998,255 ) ...............................
544,998,255
a a a
Total Investments (Cost $ 7,056,148,700 ) 100.0% ................................
$9,432,401,642
Other Assets, less Liabilities (0.0) %
†
...........................................
(84,476)
Net Assets 100.0% ...........................................................
$9,432,317,166
a a a
See Abbreviations on page 23 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2026, the value of this security was $95,703,709, represent-
ing 1.0% of net assets.
b
Non-income producing.
c
A portion or all of the security is on loan at February 28, 2026. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,025,350,445
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 30,798,255
Value - Unaffiliated issuers (Includes securities loaned of $ 29,328,716 ) ................................. $9,401,603,387
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 30,798,255
Cash .................................................................................... 924,682
Receivables:
Investment securities sold ................................................................... 42,935,648
Capital shares sold ........................................................................ 1,221,596
Dividends and interest ..................................................................... 16,895,400
European Union tax reclaims (Note 1 d ) ......................................................... 1,112,757
Total assets .......................................................................... 9,495,491,725
Liabilities:
Payables:
Investment securities purchased .............................................................. 14,614,298
Capital shares redeemed ................................................................... 6,755,508
Management fees ......................................................................... 4,996,072
Distribution fees .......................................................................... 1,726,547
Transfer agent fees ........................................................................ 1,222,039
Directors' fees and expenses ................................................................ 11,737
Payable upon return of securities loaned (Note 1 c ) .................................................. 30,798,255
Deferred taxes on unrealized appreciation ........................................................ 2,540,617
Accrued expenses and other liabilities ........................................................... 509,486
Total liabilities ......................................................................... 63,174,559
Net assets, at value ................................................................. $9,432,317,166
Net assets consist of:
Paid-in capital ............................................................................. $6,922,501,216
Total distributable earnings (losses) ............................................................. 2,509,815,950
Net assets, at value ................................................................. $9,432,317,166

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,800,031,325
Shares outstanding ........................................................................ 301,494,388
Net asset value per share
a ,b
.................................................................. $29.19
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $30.89
Class C:
Net assets, at value ....................................................................... $21,126,765
Shares outstanding ........................................................................ 750,825
Net asset value and maximum offering price per share
a ,b
............................................ $28.14
Class R:
Net assets, at value ....................................................................... $55,342,739
Shares outstanding ........................................................................ 1,932,123
Net asset value and maximum offering price per share
b
............................................. $28.64
Class R6:
Net assets, at value ....................................................................... $321,853,780
Shares outstanding ........................................................................ 10,945,780
Net asset value and maximum offering price per share
b
............................................. $29.40
Advisor Class:
Net assets, at value ....................................................................... $233,962,557
Shares outstanding ........................................................................ 7,946,468
Net asset value and maximum offering price per share
b
............................................. $29.44
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $3,095,413)
Unaffiliated issuers ........................................................................ $54,144,824
Interest:
Unaffiliated issuers ........................................................................ 8,200,103
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (98,391)
Non-controlled affiliates (Note 3 f ) ............................................................. 195,413
Other income (Note 1 d ) ...................................................................... 30,609
Total investment income ................................................................... 62,472,558
Expenses:
Management fees (Note 3 a ) ................................................................... 31,820,308
Distribution fees: (Note 3c )
Class A ................................................................................ 10,746,410
Class C ................................................................................ 111,423
Class R ................................................................................ 135,437
Transfer agent fees: (Note 3e )
Class A ................................................................................ 2,349,103
Class C ................................................................................ 6,078
Class R ................................................................................ 14,805
Class R6 ............................................................................... 27,304
Advisor Class ............................................................................ 61,396
Custodian fees ............................................................................ 90,144
Reports to shareholders fees .................................................................. 181,297
Registration and filing fees .................................................................... 126,351
Professional fees ........................................................................... 56,410
Directors' fees and expenses .................................................................. 527,558
Other .................................................................................... 137,507
Total expenses ......................................................................... 46,391,531
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (5,477)
Net expenses ......................................................................... 46,386,054
Net investment income ................................................................ 16,086,504
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 342,000,240
Foreign currency transactions ................................................................ (64,407)
Net realized gain (loss) .................................................................. 341,935,833
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 521,400,047
Translation of other assets and liabilities denominated in foreign currencies .............................. (119,225)
Change in deferred taxes on unrealized appreciation ............................................... (197,525)
Net change in unrealized appreciation (depreciation) ............................................ 521,083,297
Net realized and unrealized gain (loss) ............................................................ 863,019,130
Net increase (decrease) in net assets resulting from operations .......................................... $879,105,634

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Growth Fund, Inc.
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,086,504 $68,911,088
Net realized gain (loss) ................................................. 341,935,833 1,226,333,614
Net change in unrealized appreciation (depreciation) ........................... 521,083,297 (365,133,698)
Net increase (decrease) in net assets resulting from operations ................ 879,105,634 930,111,004
Distributions to shareholders:
Class A ............................................................. (1,101,948,522) (224,146,961)
Class C ............................................................. (2,855,185) (700,632)
Class R ............................................................. (6,932,535) (1,447,285)
Class R6 ............................................................ (40,483,831) (8,321,351)
Advisor Class ........................................................ (29,327,348) (5,566,735)
Total distributions to shareholders .......................................... (1,181,547,421) (240,182,964)
Capital share transactions: (Note 2 )
Class A ............................................................. 638,152,231 (478,849,234)
Class C ............................................................. (950,556) (6,920,151)
Class R ............................................................. 3,245,566 (4,017,103)
Class R6 ............................................................ 25,350,677 (15,083,643)
Advisor Class ........................................................ 24,345,854 4,406,540
Total capital share transactions ............................................ 690,143,772 (500,463,591)
Net increase (decrease) in net assets ................................... 387,701,985 189,464,449
Net assets:
Beginning of period ..................................................... 9,044,615,181 8,855,150,732
End of period .......................................................... $9,432,317,166 $9,044,615,181

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were 2.7 million shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,583,976 $223,515,751 9,332,718 $258,245,766
Shares issued in reinvestment of distributions .......... 34,152,913 952,525,918 6,995,291 189,222,657
Shares redeemed ............................... (17,882,214) (537,889,438) (33,452,613) (926,317,657)
Net increase (decrease) .......................... 23,854,675 $638,152,231 (17,124,604) $(478,849,234)
Class C Shares:
Shares sold ................................... 37,227 $1,086,295 102,124 $2,730,766
Shares issued in reinvestment of distributions .......... 104,902 2,825,003 26,476 695,513
Shares redeemed
a
.............................. (169,023) (4,861,854) (387,470) (10,346,430)
Net increase (decrease) .......................... (26,894) $(950,556) (258,870) $(6,920,151)
Class R Shares:
Shares sold ................................... 55,733 $1,656,172 110,266 $3,035,532
Shares issued in reinvestment of distributions .......... 253,197 6,932,535 54,348 1,447,285
Shares redeemed ............................... (180,528) (5,343,141) (308,600) (8,499,920)
Net increase (decrease) .......................... 128,402 $3,245,566 (143,986) $(4,017,103)
Class R6 Shares:
Shares sold ................................... 192,112 $5,805,210 340,461 $9,584,370
Shares issued in reinvestment of distributions .......... 1,439,268 40,414,642 305,333 8,305,070
Shares redeemed ............................... (690,376) (20,869,175) (1,184,456) (32,973,083)
Net increase (decrease) .......................... 941,004 $25,350,677 (538,662) $(15,083,643)
Advisor Class Shares:
Shares sold ................................... 621,509 $18,866,064 1,229,889 $34,418,775
Shares issued in reinvestment of distributions .......... 1,016,463 28,582,947 199,706 5,438,005
Shares redeemed ............................... (776,459) (23,103,157) (1,272,499) (35,450,240)
Net increase (decrease) .......................... 861,513 $24,345,854 157,096 $4,406,540
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 0.691% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

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Semiannual Report
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,140,934 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $76,526
CDSC retained .............................................................................. $1,029
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2026.
4. Income Taxes
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$2,699,169,243 and $3,353,109,401, respectively.
At February 28, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$30,798,255 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $— $121,335,840 $(90,537,585) $— $— $30,798,255 30,798,255 $195,413
Total Affiliated Securities ... $— $121,335,840 $(90,537,585) $— $— $30,798,255 $195,413
Cost of investments .......................................................................... $7,068,799,895
Unrealized appreciation ........................................................................ $2,466,651,146
Unrealized depreciation ........................................................................ (103,049,399)
Net unrealized appreciation (depreciation) .......................................................... $2,363,601,747
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
a
Common Stocks :
Canada .............................. $ 120,719,346 $ — $ — $ 120,719,346
China ............................... — 230,323,079 — 230,323,079
France ............................... — 664,963,083 — 664,963,083
Germany ............................. — 391,046,145 — 391,046,145
Hong Kong ........................... — 165,785,706 — 165,785,706
India ................................ — 175,549,734 — 175,549,734
Japan ............................... 54,012,153 609,949,194 — 663,961,347
Netherlands ........................... — 457,983,087 — 457,983,087
South Korea .......................... — 244,244,459 — 244,244,459
Taiwan ............................... 359,318,112 — — 359,318,112
United Kingdom ........................ — 904,353,080 — 904,353,080
United States .......................... 4,030,928,408 478,227,801 — 4,509,156,209
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 30,798,255 514,200,000 — 544,998,255
Total Investments in Securities ........... $4,595,776,274 $4,836,625,368
c
$— $9,432,401,642
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $4,322,425,368, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

105-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Growth Fund, Inc.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026